Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 962,886	$ 723,247
Less: provision for credit loss	315,423	218,775
Subtotal	647,463	504,472
Less: Accounts receivables, net from discontinued operations	181,596	84,505
Account receivables, net	$ 465,867	$ 419,967